Fair value disclosures	12 Months Ended
Dec. 31, 2011
Fair value disclosures (Abstract)
Fair value disclosures
19.           Fair value disclosures:

The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1:   Quoted market prices in active markets for identical assets or liabilities;
Level 2:   Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3:   Unobservable inputs that are not corroborated by market data.

Fair value on a recurring basis

The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that are highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying consolidated statements of operations.

Dry bulk shipping freight derivatives have the following characteristics: they cover periods from several days and months to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties.  All Company's freight derivatives are cleared transactions. During 2009 and 2010 the Company entered into several FFA contracts. As all of the Company's FFAs are settled on a daily basis through the London Clearing House (LCH), the fair value of these instruments as of December 31, 2010 was $0. There is also a margin maintenance requirement based on marking the contract to market. Freight options are treated as assets/liabilities until they are settled. During 2011, the Company entered into several Freight derivatives, including freight options, the fair value of which, as of December 31, 2011 was a liability of $82.

Bunker derivatives are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company's derivatives are traded as a derivative on the over-the-counter (OTC) market. During 2009 and 2010, the Company entered into several bunker swap contracts. As of December 31, 2010 and 2011, the Company had no open positions on bunkers swaps.

As of December 31, 2010 and 2011, the cash margin requirement for future trades (of both freight and bunker derivatives) was $0 and $153 and is classified as short-term restricted cash in the accompanying consolidated balance sheets.

For the years ended December 31, 2009, 2010 and 2011, the gain or (loss) recognized on freight and bunker derivative contracts is included under "Loss on derivative instruments" in the accompanying consolidated statements of operations and is analyzed as follows:

	Year ended December 31,
	2009	2010	2011

Freight Derivatives	$(2,436)	$(2,078)	$(390)
Bunker Derivatives	282	(5)	-
	$(2,154)	$(2,083)	$(390)

As of December 31, 2010 no fair value measurements for assets or liabilities under Level 1, 2 and 3 were recognized in the Company's consolidated financial statements.

		Fair Value Measurements Using
Description	Total December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Current liabilities
Freight Derivatives	82	82	-	-

As of December 31, 2011 no fair value measurements for assets or liabilities under Level 2 and 3 were recognized in the Company's consolidated financial statements.

Fair value on a nonrecurring basis

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review indicated that such carrying amount was not recoverable for two of the Company's vessels; the Star Ypsilon and the Star Sigma. Details of the impairment charge for each vessel are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Vessel impairment loss
Star Ypsilon	-	11,500	-	30,754
Star Sigma	-	14,000	-	31,266
TOTAL		25,500		62,020

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of an independent shipbroker as of December 31, 2011. The Company recognized the total impairment loss of $62,020, which was included under "Vessel impairment loss" in the consolidated statements of operations for the year ended December 31, 2011. The carrying value of cash and cash equivalents, trade accounts receivable, accounts payable and current accrued liabilities approximates their fair value due to the short term nature of these financial instruments. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest rate.